Supplemental Financial Data	12 Months Ended
Dec. 31, 2010
Supplemental Financial Data [Abstract]
Supplemental Financial Data
NOTE 22.	SUPPLEMENTAL FINANCIAL DATA

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended December 31,
	2010	2009
Security	$356,803	$441,227
Computer expenses	1,046,775	980,400
Audit and professional fees	797,478	559,498
Telephone expenses	243,817	254,008
FDIC insurance assessments	1,416,624	793,889
Other real estate expenses	534,015	1,611,024